Operating Leases - Maturities of lease liability (Details)	Dec. 31, 2024 USD ($)
Maturities of lease liability due
2025	$ 67,401
Thereafter	0
Total	67,401
Present value adjustment	(557)
Present value of lease payments	$ 66,844
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent